Total revenue and income - Summary of net income from financial instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest income on financial assets designated at fair value through profit or loss before taxes	R$ 11,727,589	R$ 6,923,112	R$ 6,326,080
Interest Income On Financial Assets Held For Trading, Gross	(1,851,844)	1,649,210	1,201,253
Total Income from financial instruments	9,875,745	8,572,322	7,527,333
Taxes and contributions on financial income	(269,740)	(244,231)	(120,399)
Net income from financial instruments	R$ 9,606,005	R$ 8,328,091	R$ 7,406,934